FAIR VALUE MEASUREMENTS - Narrative (Details) - Private Warrants - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,950,311	3,950,311
Warrants outstanding, value (in usd per share)	$ 1.77